Retirement benefits obligations - Estimated benefit payments (Details)	Dec. 31, 2020 CHF (SFr)
Not later than one year
Defined benefit plans
Estimated defined benefit payments	SFr 351,000
Later than one year and not later than two years
Defined benefit plans
Estimated defined benefit payments	342,000
Later than two years and not later than three years
Defined benefit plans
Estimated defined benefit payments	336,000
Later than three years and not later than four years
Defined benefit plans
Estimated defined benefit payments	716,000
Later than four years and not later than five years
Defined benefit plans
Estimated defined benefit payments	313,000
Later than five years and not later than ten years
Defined benefit plans
Estimated defined benefit payments	SFr 1,572,000